U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                         ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
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1.   Name and address of issuer:   State Bond Income Funds, Inc.
                                   100 North Minnesota Street
                                   P.O. Box 69
                                   New Ulm, Minnesota  56073
_____________________________________________________________________________

2.   Name of each series or class of funds for which this notice is filed:

             State Bond U.S. Government and Agency Securities Fund
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3.   Investment Company Act File Number:     811-4445

     Securities Act File Number:             33-1176
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4.   Last day of fiscal year for which this notice is filed:

                                    10/31/96
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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
     issuer's 24f-2 declaration:   [   ]
_____________________________________________________________________________

6. Date of termination of Issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

_____________________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       0
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9.   Number and aggregate sale price of securities sold during the fiscal year:

                            247,429 shares; $1,255,122
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                            247,429 shares; $1,255,122
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):


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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities           $     1,255,122
          sold during the fiscal year in reliance      _____________________
          on rule 24f-2 (from Item 10):

     (ii) Aggregate price of shares issued in          +
          connection with dividend reinvestment        _____________________
          plans (from Item 11, if applicable):

    (iii) Aggregate price of shares redeemed or        -     1,907,292
          repurchased during the fiscal year           _____________________
          (if applicable):

     (iv) Aggregate price of shares redeemed or        +
          repurchased and previously applied as        _____________________
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):

     (v)  Net aggregate price of securities sold               -652,170
          and issued during the fiscal year in         _____________________
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):

     (vi) Multiplier prescribed by Section 6(b)        x         1/2900
          of the Securities Act of 1933 or other       ______________________
          applicable law or regulation (see
          Instruction C.6):

    (vii) Fee due [line (i) or line (v) multiplied                     0
          by line (vi)]:                               ______________________

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).  [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*/s/Kevin L. Howard, Vice President and Secretary
                            _________________________________________________
                            Kevin L. Howard, Vice President and Secretary

    Date     12/12/96
         ________________

 *PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.
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